Related party transactions - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Borrowings	$ 1,623,433		$ 1,623,433		$ 1,328,752
Share capital	21,167		21,167		21,165
Financial liabilities, at fair value	382,825		382,825		626,570
Intangible assets	1,419,347		1,419,347		1,347,709
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets	1,175,284		1,175,284		1,144,240
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets	1,884,763		1,884,763		1,788,109
Additions			175,218
Acquisition cost | Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets	1,625,620		1,625,620		1,569,395
Additions			125,411		218,031
Related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 49,959	$ 39,558	$ 72,767	$ 83,567
Revenue from sale of goods, related party transactions, percentage of total revenue	0.0729	0.0672	0.0591	0.0803
Non-current payables to related parties	$ 35,041		$ 35,041		27,123
Related parties | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares	221,357,712		221,357,712
Related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings	$ 750,000		$ 750,000
Undrawn borrowing facilities						$ 800,000
Share capital						$ 350,000
Financial liabilities, at fair value	0		0
Revenue from sale of goods, related party transactions	34,403	$ 20,931	49,768	$ 44,452
Related parties | Secured Overnight Financing Rate | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis						4.90%
Floorplan facilities
Disclosure of transactions between related parties [line items]
Borrowings	$ 73,103		$ 73,103		$ 33,615